INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets

	2023	2022
	US$’000	US$’000
Cost
At January 1	738	696
Additions	40	62
Disposals	(19)	—
Transfer	—	—
Exchange difference	2	(20)
At December 31	761	738
Accumulated amortization
At January 1	(599)	(567)
Amortization	(54)	(45)
Disposals	19	—
Exchange difference	(3)	13
At December 31	(637)	(599)
Net book value
At December 31	124	139